Summary of Significant Accounting Policies: - Goodwill (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Goodwill [Roll Forward]
Goodwill at the beginning	$ 816,200		$ 815,850	$ 800,620
Acquisitions	0
Disposals	0
Other	478		350
Goodwill at the end	816,678	$ 816,200	816,200	815,850	$ 800,620
Percentage of fair value exceeds carrying value		5.00%
Impairment charges			0	0	$ 0
Hardware and Protective Solutions
Goodwill [Roll Forward]
Goodwill at the beginning	565,578		565,780
Acquisitions	0
Disposals	0
Other	(124)		(202)
Goodwill at the end	565,454	$ 565,578	565,578	565,780
Robotics and Digital Solutions
Goodwill [Roll Forward]
Goodwill at the beginning	220,936		220,936
Acquisitions	0
Disposals	0
Other	0
Goodwill at the end	220,936	220,936	220,936	220,936
Canada
Goodwill [Roll Forward]
Goodwill at the beginning	$ 29,686		29,134
Other			552
Goodwill at the end		$ 29,686	$ 29,686	$ 29,134